Fair Value of Financial Instruments - Additional Information (Detail) $ in Thousands, € in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest expense	$ 30,865	$ 51,794	$ 234,044	$ 232,077	$ 229,643
Stock Issued During Period, Value, Issued for Services	26,700
Fair Value Adjustment of Warrants	5,526	0	13,363
Maximum credit loss exposure	$ 289,900
Increase decrease in contingent consideration			$ 1,200
Private Placement Warrants [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares	7,333,333		7,333,333
Stock Issued During Period, Value, Issued for Services			$ 21,200
Fair Value Adjustment of Warrants	$ 5,500		13,400
Selling, General and Administrative Expenses [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Gain from fair value adjustment			6,100
Forward Contracts [Member] | Selling, General and Administrative Expenses [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Gain (loss) related to changes in fair values of the forward contracts	$ 100	100	500	400	1,000
Two Open Euro Forward Contract [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure | €						€ 1.2
Foreign Currency Contract, Maturity Period	2021
Open Euro Forward Contract [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure | €							€ 0.0
Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative, notional amount	$ 2,200,000		2,200,000	1,500,000
Aggregate fair value of outstanding interest rate caps			1,900	3,300
Interest expense	5,400	$ 100	400	2,700	$ 3,900
Interest rate derivative assets at fair value	1,800		1,800
Other Accrued Expenses [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps	7,300		1,000	1,000
Prepaid Expenses and Other Current Assets [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps			1,800
Other Noncurrent Liabilities [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps	$ 1,500		$ 900	$ 2,300